SPARTAN


(registered trademark)
(registered trademark)
U.S. TREASURY
MONEY MARKET
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     11   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    15   Notes to the financial statements.

REPORT OF INDEPENDENT    17   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Spartan U.S. Treasury Money Marke         4.92%    22.41%   64.51%
t

100% U.S. Treasury Money Market           4.71%    21.29%   61.36%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average, which reflects the performance of 35 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Spartan U.S. Treasury Money Market    4.92%    4.13%    5.48%

100% U.S. Treasury Money Market       4.71%    3.93%    5.31%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      4/29/97   1/28/97   10/29/96   7/30/96   4/30/96

Spartan U.S. Treasury       4.95%     4.84%     4.82%      4.77%     4.77%
Money Market





100% U.S. Treasury Money    4.72%     4.56%     4.60%      4.58%     4.51%
Market Funds Average



                            4/30/97   1/29/97   10/30/96   7/31/96   5/1/96



                            2.64%     2.62%     2.66%      2.69%     2.67%
MMDA


Row: 1, Col: 1, Value: 4.95
Row: 1, Col: 2, Value: 4.72
Row: 1, Col: 3, Value: 2.64
Row: 2, Col: 1, Value: 4.84
Row: 2, Col: 2, Value: 4.56
Row: 2, Col: 3, Value: 2.62
Row: 3, Col: 1, Value: 4.819999999999999
Row: 3, Col: 2, Value: 4.6
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 4.77
Row: 4, Col: 2, Value: 4.58
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 4.77
Row: 5, Col: 2, Value: 4.51
Row: 5, Col: 3, Value: 2.67
Spartan
U.S. Treasury
Money Market
100% U.S.
Treasury Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Robert Litterst became Portfolio Manager of Spartan U.S. Treasury Money Market Fund on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, BOB?
A. At the beginning of the period, the economy was growing slowly and most investors believed that the Federal Reserve Board would continue the policy it had pursued since January 1996 of lowering short-term interest rates to stimulate growth. However, economic activity picked up sharply in the second quarter, with gross domestic product (GDP) increasing by a strong 4.7%. At that point, market sentiment shifted to an expectation that the Fed would increase rates to slow the economy and head off potential inflation. The Fed adopted a bias toward raising rates at its July Federal Open Market Committee meeting and maintained that stance for the rest of the year. The Fed held off raising rates for two reasons. First, the economy slowed in the third quarter, confirming the Fed's official forecast. Second, statistics showed minimal inflationary pressures building in the economy. However, the Fed became more concerned after the fourth quarter of 1996.
Q. WHY WAS THAT?
A. The economy began to pick up again. As a result, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50% on March 25. In spite of a positive inflation backdrop, above-trend demand growth and tight labor market conditions made it difficult for the Fed to hold off making its move. The Fed was concerned that if economic strength were sustained at current levels, there might be increased inflation down the road.
Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?
A. For most of the period, the fund maintained a longer average maturity than its peers. Early on, the previous manager, Leland Barron, felt market rates factored in too many interest rate decreases by the Fed. Usually, that would mean a manager would keep a fund's maturity on the shorter side. However, U.S. Treasury securities maturing in three months or less tend to sell at expensive levels due to strong demand from money managers seeking safe, liquid investments for short-term investing. As a result, it often pays to invest in securities with maturities that are a bit longer, in order to pick up meaningful yield. To keep the maturity within a reasonable range, Leland balanced these longer securities with investments with very short maturities - overnight to one-month securities. I've maintained the same structure in the fund - balancing more attractively valued longer-term securities with others with very short maturities.
Q. HOW DID THE FUND PERFORM?
A. On April 30, 1997, the fund's seven-day yield was 4.95%, compared to 4.77% 12 months ago. The fund's total return for the 12 months was 4.92%, compared to the average total return of 4.71% for the all 100% U.S. Treasury money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe the Fed will need to continue to increase interest rates because the economy is growing at a stronger pace than the Fed prefers to see. At the same time, there are three reasons why I don't think the Fed will embark on the same kind of protracted program of interest rate increases it pursued in 1994 and early 1995, when it raised rates seven times over 12 months for a total increase of 3.00%. First, inflation presently remains under control. Second, real interest rates are relatively high. Before the Fed began raising rates in 1994, the real fed funds rate - the stated fed funds rate minus inflation - stood at about 0%. Presently, the real fed funds rate already is at 3%. That is a meaningful difference. Finally, the dollar has been strong relative to other major currencies, which tends to reduce economic activity and moderate overall inflation. It appears to me that unless the economy slows dramatically, the Fed will raise rates by at least 0.25% by the beginning of the third quarter. At that point, I expect the Fed to pause and see if the economy slows to a more sustainable pace.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT
AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income while
maintaining a stable $1
share price by investing in
U.S. Treasury money market
securities whose interest is
free from state and local
taxes
START DATE: January 5, 1988
FUND NUMBER: 415
TRADING SYMBOL: FDLXX
SIZE: as of April 30, 1997
more than $1.9 billion
MANAGER: Robert Litterst,
since April 1997; manager of
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
    DAYS    % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            4/30/97            10/31/96           4/30/96

  0 - 30     21                 25                 21

 31 - 90     42                 39                 37

 91 - 180    27                 33                 34

181 - 397    10                 3                  8

WEIGHTED AVERAGE MATURITY
                        4/30/97   10/31/96   4/30/96

Spartan U.S. Treasury   80 days   73 days    79 days
Money Market Fund

100% U.S. Treasury      62 days   63 days    62 days
Money Market Funds
Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996

Row: 1, Col: 1, Value: 17.0
Row: 1, Col: 2, Value: 83.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 45.0
U.S. Treasury
bills 17%
U.S. Treasury
notes 83%
U.S. Treasury
bills 55%
U.S. Treasury
notes 45%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investments in Securities


U.S. TREASURY OBLIGATIONS - 100.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY BILLS - 16.9%
 7/24/97 5.55% $ 456 $ 450
 7/24/97 5.58  322  318
 7/31/97 5.20  177,000  174,705
 8/21/97 5.74  240  236
 8/21/97 5.75  6,591  6,480
 8/21/97 5.84  12,045  11,838
 9/18/97 5.72  33,720  33,011
 11/13/97 5.40  4,532  4,405
 4/2/98 6.00  35,000  33,151
 4/30/98 6.01  30,000  28,282
 4/30/98 6.04  20,000  18,848
 4/30/98 6.07  11,000  10,364
   322,088
U.S. TREASURY NOTES - 83.1%
 5/15/97 5.00  26,250  26,264
 5/15/97 5.13  50,000  50,065
 5/15/97 5.18  45,000  45,020
 5/15/97 5.25  11,000  11,013
 5/15/97 5.26  25,518  25,548
 5/15/97 5.27  50,000  50,022
 5/15/97 5.28  166,768  166,874
 5/15/97 5.30  15,716  15,723
 5/31/97 5.14  64,348  64,420
 5/31/97 5.21  73,460  73,506
 5/31/97 5.22  174,000  174,053
 5/31/97 5.25  66,000  66,039
 5/31/97 5.28  50,000  50,027
 5/31/97 5.29  30,000  30,016
 5/31/97 5.35  48,922  48,939
 5/31/97 5.45  150,000  150,039
 6/30/97 5.27  77,475  77,514
 6/30/97 5.30  23,968  23,979
 6/30/97 5.35  8,174  8,177
 7/15/97 5.35  5,000  5,031
 7/15/97 5.38  20,000  20,125
 7/15/97 5.39  12,200  12,276
 7/31/97 5.20  30,938  30,984
 7/31/97 5.27  2,355  2,358
 7/31/97 5.32  120,000  120,134
 7/31/97 5.42  22,000  22,019
 7/31/97 5.45  38,000  38,031
 8/15/97 5.23  75,000  75,265
 11/30/97 5.30  3,577  3,575
 2/28/98 5.72  15,000  14,916
 2/28/98 5.75  30,000  29,824
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY NOTES - CONTINUED
 3/31/98 5.60% $ 15,000 $ 15,038
 3/31/98 5.73  19,000  19,023
 3/31/98 5.93  20,000  19,847
   1,585,684
TOTAL INVESTMENTS - 100%  $ 1,907,772
Total Cost for Income Tax Purposes   $ 1,907,772
INCOME TAX INFORMATION
At April 30, 1997, the fund had a capital loss carryforward of approximately $242,000 of which $195,000 and $47,000 will expire on April 30, 2002 and 2004, respectively.
A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value -                                        $ 1,907,772
See accompanying schedule

Receivable for investments sold                                              29,888

Interest receivable                                                          37,678

 TOTAL ASSETS                                                                1,975,338

LIABILITIES

Payable to custodian bank                                         $ 5,837

Payable for investments purchased                                  57,494

Distributions payable                                              326

Accrued management fee                                             721

Other payables and accrued expenses                                28

 TOTAL LIABILITIES                                                           64,406

NET ASSETS                                                                  $ 1,910,932

Net Assets consist of:

Paid in capital                                                             $ 1,911,043

Accumulated net realized gain (loss) on investments                          (111)

NET ASSETS, for 1,911,043 shares outstanding                                $ 1,910,932

NET ASSET VALUE, offering price and redemption price per                     $1.00
share ($1,910,932 (divided by) 1,911,043 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED APRIL 30, 1997

INTEREST INCOME                                                   $ 98,809

EXPENSES

Management fee                                          $ 8,438

Non-interested trustees compensation                     8

 Total expenses before reductions                        8,446

 Expense reductions                                      (72)      8,374

NET INTEREST INCOME                                                90,435

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            24

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 90,459

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                           APRIL 30,      APRIL 30,
                                                           1997           1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 90,435       $ 91,555
Net interest income

 Net realized gain (loss)                                   24             (47)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            90,459         91,508
FROM OPERATIONS

Distributions to shareholders from net interest income      (90,435)       (91,555)

Share transactions at net asset value of $1.00 per share    2,044,938      1,906,021
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     87,196         87,350

 Cost of shares redeemed                                    (2,015,989)    (1,876,256)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           116,145        117,115
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   116,169        117,068

NET ASSETS

 Beginning of period                                        1,794,763      1,677,695

 End of period                                             $ 1,910,932    $ 1,794,763


FINANCIAL HIGHLIGHTS
      YEARS ENDED APRIL 30,         NINE MONTH     YEARS ENDED JULY 31,
                                    PERIOD ENDED
                                    APRIL 30,


                                   1997      1996      1995        1994      1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000
of period

Income from Investment              .048      .051      .036        .030      .028
Operations
Net interest income



Less Distributions

 From net interest income           (.048)    (.051)    (.036)      (.030)    (.028)

Net asset value, end of            $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000
period

TOTAL RETURN B                      4.92%     5.25%     3.66%       2.99%     2.87%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 1,911   $ 1,795   $ 1,678     $ 1,556   $ 1,749
(in millions)

Ratio of expenses to average        .45%      .45%      .45% A,     .45%      .42%
net assets                                             C           C         C

Ratio of expenses to                .45%      .43%      .45% A      .45%      .42%
average net assets after                     D
expense reductions

Ratio of net interest income to     4.82%     5.14%     4.85% A     2.94%     2.85%
average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $38,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE - CONTINUED
payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $72,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders
of Spartan U.S. Treasury Money
Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund, at April 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities owned at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
May 27, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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BUYING SHARES
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Attn: Redemptions - CP6I
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
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SELLING SHARES
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
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MINNESOTA
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TENNESSEE
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1155 Dairy Ashford
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400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
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UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
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VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble,  Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     20   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan Money Market Fund                     5.21%    24.48%   58.68%

All Taxable Money Market Funds Averag         4.94%    22.26%   52.58%
e

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 23, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 843 taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan Money Market Fund                     5.21%    4.48%    5.74%

All Taxable Money Market Funds Averag         4.94%    4.10%    5.25%
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      4/29/97   1/28/97   10/29/96   7/30/96   4/30/96



                            5.22%     5.10%     5.12%      5.11%     5.02%
Spartan Money Market
Fund



All Taxable Money Market    4.96%     4.82%     4.82%      4.82%     4.75%
Funds Average



                            4/30/97   1/29/97   10/30/96   7/31/96   5/1/96



                            2.64%     2.62%     2.66%      2.69%     2.67%
MMDA


Row: 1, Col: 1, Value: 5.44
Row: 1, Col: 2, Value: 5.22
Row: 1, Col: 3, Value: 2.85
Row: 2, Col: 1, Value: 5.3
Row: 2, Col: 2, Value: 5.01
Row: 2, Col: 3, Value: 2.81
Row: 3, Col: 1, Value: 5.02
Row: 3, Col: 2, Value: 4.75
Row: 3, Col: 3, Value: 2.67
Row: 4, Col: 1, Value: 5.109999999999999
Row: 4, Col: 2, Value: 4.819999999999999
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 5.119999999999999
Row: 5, Col: 2, Value: 4.819999999999999
Row: 5, Col: 3, Value: 2.66
6% -
5% -
4% -
3% -
2% -
1% -
0%
Spartan
Money Market Fund
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Spartan Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, JOHN?
A. At the beginning of the period, the economy was responding positively to three interest rate decreases the Federal Reserve Board had implemented through January 31, 1996. As the second quarter of 1996 unfolded, the economy was responding positively to lower interest rates, and was in fact accelerating. By the third quarter, the market began to reflect the belief that the Fed would reverse its policy and start to raise rates. With the economy growing at a stronger rate than the Fed felt was consistent with stable inflation and with resource utilization high, it was believed that the Fed needed to slow the economy to prevent inflationary pressures from building. As we progressed through the third and fourth quarters, however, it became evident that the Fed was in the midst of a monetary experiment. By that, I mean that the Fed was allowing the economy to grow at a faster rate without intervening to slow it, as long as the inflation outlook remained positive. Working through the first quarter of 1997, we saw the economic momentum that had developed in the fourth quarter continue to build.
Q. HOW DID THE FED RESPOND?
A. In testimony before both houses of Congress, Fed Chairman Alan Greenspan repeatedly warned of the risks to the inflation outlook if the Fed failed to respond to an economy growing at a pace that was inconsistent with stable inflation. Growth in real gross domestic product (GDP) - meaning nominal growth minus inflation - in the first quarter was unusually strong and, back-to-back with the fourth quarter, marked the first time in three years the GDP grew well in excess of 3% in back-to-back quarters. Given the momentum in the economy, the Fed chose to raise the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50% at its March meeting.
Q. WHAT KIND OF STRATEGY DID YOU PURSUE?
A. Early in the period, I kept the fund's average maturity in line with its peers, in the mid 50-day range. In the third and fourth quarter of 1996, I felt prices prematurely reflected an interest rate increase. As a result, I managed the fund with a longer average maturity than most of its peers, in the mid-60s. Because of Greenspan's testimony, during the first quarter of 1997 I brought the maturity in shorter than other funds - at about 50 days. Once the market began adjusting to new rates and expecting further Fed interest rate increases, I began to extend the fund's maturity. That's because I found many longer-maturity instruments attractively valued because their prices and yields reflected a much more aggressive Fed interest rate posture than I felt was likely.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on April 30, 1997, was 5.23%, compared to 5.02% 12 months ago. For the 12 months that ended April 30, 1997, the fund had a total return of 5.21%, compared to 4.94% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. While I believe it's likely the Fed will continue to raise interest rates, I don't believe it will do so as aggressively as it did in 1994 and early 1995, when the Fed raised the fed funds rate seven times for a total of 3%. There are distinct differences between 1994 and the current environment. First, real short-term rates - meaning nominal short-term rates minus inflation - are at 3% currently, the same level at which the Fed stopped raising rates in 1995. Second, in 1994 the dollar was weak, whereas it has been quite strong over the past 12 to 18 months. A strong dollar has a further dampening effect on the economy because overseas demand for American goods suffers as those goods become more expensive when the dollar rises. Third, inflation is not expected to come on strong. This comparison with 1994 offers a convenient frame of reference. While that period saw one of the more dramatic interest rate cycles in some time, the present situation is less severe. Accordingly, I believe interest rates likely will go up, but not to the same extent as 1994 and early 1995.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high current
income with share price
stability by investing in
high-quality, short-term
money market securities of
all types
START DATE: January 23, 1989
FUND NUMBER: 454
TRADING SYMBOL: SPRXX
SIZE: as of April 30, 1997,
more than $9.2 billion
MANAGER: John Todd, since
1989; manager, Fidelity
Select Money Market
Portfolio, since 1991;
short-term and money
market investments for the
Fidelity Asset Manager
funds, since December
1996; Fidelity Cash
Reserves, since April 1997;
joined Fidelity in 1981
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
     DAYS         % OF FUND ASSETS   % OF FUND ASSETS
                  4/30/97            10/31/96

  0 - 30           57                 45

 31 - 90           20                 26

 91 - 180          11                 25

181 - 397          12                 4

WEIGHTED AVERAGE MATURITY
                             4/30/97   10/31/96

Spartan Money Market
Fund                         69 days    60 days

All Taxable                            53 days
Money Market Funds           52 days
Average *

ASSET ALLOCATION (% OF FUNDS INVESTMENTS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 4.0
Bank CDs,
BAs, TDs,
and notes 66%
Commercial
paper 27%
Government
securities 7%
Other 0%
Bank CDs,
BAs, TDs,
and notes 51%
Commercial
paper 34%
Government
securities 11%
Other 4%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investments in Securities


BANKERS' ACCEPTANCES - 0.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
 8/1/97 5.54% $ 2,483 $ 2,449
CERTIFICATES OF DEPOSIT - 46.7%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.7%
Chase Manhattan Bank (USA)
 7/28/97 5.55  35,000  35,000
Morgan Guaranty Trust, NY
 8/12/97 5.80  75,000  74,985
 3/19/98 5.95  50,000  49,983
   159,968
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.2%
ABN-AMRO Bank
 3/19/98 6.00  45,000  44,992
Bank of Montreal
 6/24/97 5.38  70,000  70,000
   114,992
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
Bank of Nova Scotia
 4/1/98 6.20  50,000  49,974
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 34.0%
ABN-AMRO Bank
 5/16/97 5.55  30,000  30,000
Bank of Tokyo - Mitsubishi Ltd.
 5/5/97 5.60  26,000  26,000
 5/7/97 5.48  12,000  12,000
 5/27/97 5.48  48,000  48,000
 5/30/97 5.48  17,000  17,000
 6/3/97 5.53  52,000  52,000
 6/4/97 5.53  7,000  7,000
 7/10/97 5.83  32,000  32,000
Banque Nationale de Paris
 9/30/97 5.85  25,000  25,000
 10/7/97 5.95  25,000  24,991
Barclays Bank, PLC
 5/12/97 5.56  32,000  32,000
 5/19/97 5.61  61,000  61,000
 5/27/97 5.54  175,000  175,000
 1/16/98 5.80  58,000  57,980
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Bayerische Hypotheken - und Weschel
 5/7/97 5.59% $ 34,000 $ 34,000
 5/12/97 5.37  35,000  35,000
Bayerische Landesbank Girozentrale
 5/12/97 5.57  86,000  86,000
 9/29/97 5.85  25,000  24,982
 2/10/98 5.93  40,000  39,907
Bayerische Vereinsbank A.G.
 5/19/97 5.54  70,000  70,000
 6/18/97 5.37  70,000  70,000
Caisse Nationale de Credit Agricole
 5/7/97 5.57  50,000  50,000
 6/16/97 5.50  50,000  50,000
Canadian Imperial Bank of Commerce
 5/7/97 5.58  40,000  40,000
 5/12/97 5.57  22,000  22,000
Commerzbank, Germany
 5/14/97 5.55  50,000  50,000
 5/22/97 5.55  30,000  30,000
 6/2/97 5.56  30,000  30,000
Credit Suisse First Boston (BK)
 5/19/97 5.40  50,000  50,000
Deutsche Bank, Germany
 5/28/97 5.34  121,000  121,000
 9/10/97 6.10  35,000  34,999
 10/28/97 5.70  14,000  13,991
 4/10/98 6.25  50,000  49,977
 4/15/98 6.30  30,000  29,989
Landesbank Hessen - Thuringen
 9/5/97 6.20  55,000  55,002
 4/1/98 6.25  30,000  29,968
National Westminster Bank, PLC
 5/1/97 5.42  22,000  22,000
 5/21/97 5.35  50,000  50,000
 6/17/97 5.50  50,000  50,000
 8/6/97 5.50  46,000  46,000
 10/3/97 5.94  60,000  59,975
 12/19/97 5.92  20,000  19,993
 3/3/98 5.80  60,000  59,985
Rabobank Nederland, N.V.
 5/20/97 5.53  30,000  30,000
 3/20/98 6.00  55,000  54,986
 3/24/98 6.05  30,000  29,985
 4/10/98 6.25  25,000  24,989
 4/10/98 6.26  30,000  29,984
Royal Bank of Canada
 3/3/98 5.82  75,000  74,988
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Sanwa Bank, Ltd.
 5/2/97 5.68% $ 24,000 $ 24,000
 5/19/97 5.66  17,000  17,000
 5/21/97 5.50  8,000  8,000
 5/21/97 5.64  50,000  50,000
 5/27/97 5.50  23,000  23,000
 7/10/97 5.81  26,000  26,000
 8/1/97 5.85  24,000  24,000
Societe Generale, France
 6/11/97 5.42  25,000  25,000
 7/25/97 5.55  55,000  55,000
 7/28/97 5.55  55,000  55,000
 8/7/97 5.52  50,000  50,000
Sumitomo Bank, Ltd.
 5/19/97 5.52  30,000  30,000
 5/19/97 5.54  9,000  9,000
 5/27/97 5.50  17,000  17,000
 5/27/97 5.51  8,000  8,000
 5/30/97 5.52  8,000  8,000
 6/6/97 5.58  13,000  13,000
Swiss Bank Corp.
 5/16/97 5.55  8,000  8,000
 6/3/97 5.96  50,000  50,000
 7/16/97 5.40  9,000  9,000
 7/21/97 5.53  100,000  100,000
 8/4/97 5.50  110,000  110,000
 12/22/97 5.96  55,000  55,000
 12/22/97 5.99  65,000  65,000
 12/30/97 6.04  50,000  50,000
 2/27/98 5.88  20,000  20,000
Westdeutsche Landesbank Girozentrale
 5/5/97 5.62  44,000  44,000
 5/12/97 5.56  32,000  32,000
 5/13/97 5.58  70,000  70,000
   3,224,671
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 9.3%
ABN-AMRO Bank
 5/20/97 5.53  25,000  25,000
 7/24/97 5.45  20,000  20,001
Abbey National, Treasury Services
 5/20/97 5.42  61,000  61,000
 5/27/97 5.44  39,000  38,998
 8/20/97 5.44  75,000  75,000
 3/4/98 5.87  44,000  44,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bank of Nova Scotia
 5/12/97 5.56% $ 34,000 $ 34,000
 5/27/97 5.54  100,000  100,000
Bayerische Hypotheken - und Weschel
 5/19/97 5.55  35,000  35,000
Bayerische Landesbank Girozentrale
 7/29/97 5.51  25,000  25,003
 7/31/97 5.54  40,000  40,001
Bayerische Vereinsbank A.G.
 8/26/97 5.44  30,000  30,000
Berliner Handels - und Frankfurter Bank
 6/4/97 5.45  35,000  35,000
Commerzbank, Germany
 6/23/97 5.51  25,000  25,000
Den Danske Bank Group A/S
 5/14/97 5.42  50,000  50,000
 5/20/97 5.35  14,000  14,000
 8/18/97 5.43  27,000  27,003
Deutsche Bank, Germany
 5/27/97 5.54  35,000  35,000
Lloyds Bank, PLC
 1/26/98 5.80  19,000  18,988
National Westminster Bank, PLC
 5/1/97 5.42  10,000  10,000
Societe Generale, France
 5/20/97 5.56  15,000  14,998
Toronto-Dominion Bank
 5/12/97 5.56  32,000  32,000
 5/12/97 5.57  35,000  35,000
 10/6/97 5.88  15,000  15,000
 3/3/98 5.87  40,000  40,000
   879,992
TOTAL CERTIFICATES OF DEPOSITS    4,429,597
COMMERCIAL PAPER - 26.8%
ABN-AMRO North America Finance, Inc.
 5/23/97 5.54  35,000  34,882
 5/27/97 5.35  20,000  19,924
 6/19/97 5.50  15,000  14,891
AC Acquisition Holding Company
 5/13/97 5.43  17,000  16,970
 5/14/97 5.43  30,000  29,942
 5/21/97 5.65  41,000  40,872
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
AC Acquisition Holding Company - continued
 5/22/97 5.65% $ 25,000 $ 24,918
 6/12/97 5.64  9,000  8,941
 6/13/97 5.64  5,000  4,967
ANZ (DE), Inc.
 5/21/97 5.55  10,000  9,969
Abbey National, North America
 8/25/97 5.44  50,000  49,147
American Home Products
 5/6/97 5.63  15,000  14,988
 5/19/97 5.58  17,000  16,953
 5/19/97 5.64  37,000  36,896
Asset Securitization Coop. Corp.
 5/14/97 5.56  10,000  9,980
Associates Corp. of North America
 5/27/97 5.65  30,000  29,879
 6/26/97 5.80  55,000  54,511
B.B.V. Finance (Delaware), Inc.
 10/8/97 5.88  27,000  26,315
BHF Finance (Delaware), Inc.
 6/2/97 5.45  5,000  4,976
BMW U.S. Capital Corp.
 5/1/97 5.70  60,000  60,000
 5/27/97 5.65  20,000  19,919
Bear Stearns Cos., Inc.
 5/21/97 5.37  26,000  25,924
 5/28/97 5.61  15,000  14,937
Beneficial Corp.
 5/30/97 5.61  53,000  52,762
CIT Group Holdings, Inc.
 5/12/97 5.56  25,000  24,958
 5/29/97 5.80  25,000  24,888
Caisse d'Amortissement de la Dette Sociale
 6/3/97 6.01  125,000  124,341
Caisse des Depots et Consignations
 5/14/97 5.45  50,000  49,904
Cheltenham & Gloucester PLC
 5/12/97 5.44  35,000  34,943
Chrysler Financial Corporation
 5/14/97 5.65  10,000  9,980
 5/21/97 5.63  17,000  16,947
 5/30/97 5.91  32,000  31,849
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 5/14/97 5.39  4,000  3,992
 5/19/97 5.39  8,000  7,979
 5/21/97 5.39  25,000  24,926
 5/30/97 5.44  10,000  9,957
CoreStates Capital Corp.
 5/5/97 5.65 (a)  5,000  5,000
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CoreStates Capital Corp. - continued
 5/7/97 5.65% (a) $ 20,000 $ 20,000
Cregem North America, Inc.
 5/13/97 5.43  50,000  49,911
 6/27/97 5.39  6,000  5,950
Delaware Funding Corporation
 5/27/97 5.55  10,000  9,960
Den Danske Corp., Inc.
 5/8/97 5.58  15,000  14,984
 5/14/97 5.57  15,000  14,970
Enterprise Funding Corp.
 5/2/97 5.44  5,000  4,999
 5/13/97 5.56  10,051  10,033
 5/14/97 5.54  9,000  8,982
 5/14/97 5.56  20,000  19,960
 5/20/97 5.55  25,123  25,050
Fina Oil and Chemical Company
 5/5/97 5.65  5,000  4,997
 5/13/97 5.57  20,000  19,963
 5/19/97 5.57  5,000  4,986
First Union Corp.
 5/30/97 5.56  15,000  14,933
Generale Bank
 5/27/97 5.65  12,000  11,952
 7/30/97 5.53  20,000  19,731
General Electric Capital Corp.
 5/22/97 5.58  41,000  40,868
 5/27/97 5.35  25,000  24,905
 5/28/97 5.45  50,000  49,799
 6/3/97 5.44  35,000  34,830
 7/29/97 5.52  25,000  24,668
 9/22/97 5.80  60,000  58,646
 1/22/98 6.12  35,000  33,487
General Electric Co.
 5/28/97 5.45  75,000  74,699
General Motors Acceptance Corp.
 5/7/97 5.51  44,000  43,961
 5/21/97 5.57  7,000  6,978
 6/23/97 5.62  25,000  24,799
 6/25/97 5.62  75,000  74,373
 8/27/97 5.50  34,000  33,404
 10/14/97 6.00  82,000  79,799
 10/14/97 6.01  12,000  11,678
 10/16/97 6.01  8,000  7,783
 10/20/97 6.03  26,000  25,274
Goldman Sachs Group, L.P. (The)
 5/5/97 5.45  25,000  24,985
 5/12/97 5.45  56,000  55,909
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Goldman Sachs Group, L.P. (The) - continued
 1/23/98 6.09% $ 10,000 $ 9,568
 1/26/98 6.10  45,000  43,032
Halifax Building Society
 5/27/97 5.62  43,000  42,827
Matterhorn Capital Corp.
 5/27/97 5.55  15,000  14,940
Merrill Lynch & Co., Inc.
 5/22/97 5.57  33,000  32,894
 6/18/97 5.42  25,000  24,823
 7/28/97 5.54  30,000  29,605
Morgan Stanley Group, Inc.
 5/15/97 5.42  56,000  55,884
NationsBank Corp.
 7/28/97 5.53  10,000  9,868
Norfolk Southern Corp.
 5/12/97 5.60  15,000  14,974
 5/19/97 5.43  5,000  4,987
PHH Corp.
 5/13/97 5.57  10,000  9,982
 5/19/97 5.54  5,000  4,986
 5/21/97 5.54  10,000  9,969
Preferred Receivables Funding Corp.
 6/9/97 5.64  20,000  19,879
Santander Finance (Delaware), Inc.
 6/24/97 5.43  10,000  9,920
Sears Roebuck Acceptance Corp.
 5/30/97 5.63  10,000  9,955
Smith Barney, Inc.
 5/21/97 5.58  19,000  18,942
SunTrust Banks, Inc.
 5/1/97 5.62 (a)  15,000  15,000
Textron, Inc.
 5/7/97 5.73  8,000  7,992
 5/7/97 5.75  10,000  9,990
 5/8/97 5.73  3,000  2,997
 5/19/97 5.73  6,000  5,983
 5/21/97 5.68  3,000  2,991
 5/21/97 5.70  5,000  4,984
Triple A One Funding Corp.
 5/5/97 5.57  28,639  28,621
 5/13/97 5.58  50,000  49,908
 5/29/97 5.66  27,000  26,882
Unifunding, Inc.
 5/12/97 5.56  9,000  8,985
 5/22/97 5.55  30,000  29,903
TOTAL COMMERCIAL PAPER     2,546,604
FEDERAL AGENCIES (A) - 7.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.4%
 6/4/97 5.44% $ 35,000 $ 34,982
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 6.8%
 5/1/97 5.67  100,000  99,969
 5/1/97 5.92  100,000  100,000
 5/2/97 5.63  200,000  199,874
 5/6/97 5.59  35,000  34,989
 6/9/97 5.46  130,000  129,931
 6/13/97 5.46  85,000  84,954
   649,717
TOTAL FEDERAL AGENCIES    684,699
BANK NOTES - 5.8%
Bank of America National Trust & Savings SF
 5/30/97 5.56  115,000  115,000
 6/19/97 5.50  50,000  50,000
Comerica Bank - Detroit
 3/27/98 6.20  40,000  39,931
First of America Bank - Illinois
 11/13/97 5.91  23,000  22,974
First of America Bank - Michigan
 6/4/97 5.44  15,000  14,999
Harris Trust & Savings Bank, Chicago
 5/12/97 5.55  32,000  32,000
Huntington National Bank
 9/30/97 5.50  13,000  13,011
Key Bank NA
 5/1/97 5.87 (a)  25,000  24,997
 5/1/97 5.88 (a)  44,000  43,993
LaSalle National Bank
 6/18/97 5.51  20,000  20,000
 9/8/97 6.12  10,000  10,000
 9/10/97 6.15  15,000  15,000
Morgan Guaranty Trust, NY
 6/6/97 6.00  25,000  24,999
NBD Bank, NA (Michigan)
 3/2/98 5.82  40,000  39,990
PNC Bank NA
 5/8/97 5.69 (a)  47,000  46,999
 5/12/97 5.65 (a)  37,000  36,986
TOTAL BANK NOTES     550,879
MASTER NOTES  (A) - 2.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Goldman Sachs Group, L.P. (The)
 5/8/97 5.55% $ 43,000 $ 43,000
J.P. Morgan Securities
 5/1/97 5.88  107,000  107,000
 5/8/97 5.69  29,000  29,000
Norwest Corp.
 5/1/97 5.69  53,000  53,000
SunTrust Banks, Inc.
 5/1/97 5.64  15,000  15,000
TOTAL MASTER NOTES     247,000
MEDIUM-TERM NOTES  (A) - 4.0%
Commonwealth Life Insurance Co. (c)
 5/1/97 5.96   35,000  35,000
General Motors Acceptance Corp.
 5/1/97 5.56  47,000  47,000
 6/4/97 5.44  65,000  64,675
 2/13/98 5.70  18,000  17,997
Merrill Lynch & Co., Inc.
 5/19/97 5.69  35,000  34,998
 6/4/97 5.67  17,000  16,997
Morgan Stanley Group, Inc.
 5/1/97 5.90  41,000  41,000
Norwest Corp.
 7/22/97 5.86  50,000  50,000
Pacific Mutual Life Insurance Co. (c)
 6/9/97 5.62  18,000  18,000
Transamerica Life Insurance and Annuity Co. (c)
 5/1/97 5.72  20,000  20,000
 6/16/97 5.63  30,000  30,000
TOTAL MEDIUM-TERM NOTES     375,667
SHORT-TERM NOTES (A) - 3.9%
Capital One Funding Corp. (1994-C)
 5/7/97 5.70  7,663  7,663
Capital One Funding Corp. (1995-E)
 5/7/97 5.70  5,800  5,800
Capital One Funding Corp. (1995-D)
 5/7/97 5.70  9,630  9,630
Capital One Funding Corp. (1996-B)
 5/7/97 5.70  9,800  9,800
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Capital One Funding Corp. (1996-H)
 5/7/97 5.70% $ 8,520 $ 8,520
Capital One Funding Corp. (1996-I)
 5/7/97 5.70  11,772  11,772
Liquid Asset Backed Securities Trust (1996-1) (b)
 5/15/97 5.71  41,000  41,000
Liquid Asset Backed Securities Trust (1996-2) (b)
 5/1/97 5.72  57,000  57,000
SMM Trust (1996-I) (b)
 5/29/97 5.74  50,000  50,000
SMM Trust (1996-P) (b)
 5/16/97 5.72  57,000  57,000
SMM Trust (1997-V) (b)
 5/27/97 5.69  60,000  60,000
SMM Trust (1997-W) (b)
 5/16/97 5.69  53,000  53,000
TOTAL SHORT-TERM NOTES     371,185
TIME DEPOSITS - 3.0%
Deutsche Bank, Germany
 5/1/97 5.70  175,000  175,000
Sumitomo Bank, Ltd.
 5/5/97 5.72  45,000  45,000
 5/8/97 5.73  15,000  15,000
 5/15/97 5.70  8,000  8,000
Westdeutsche Landesbank
 5/1/97 5.69  40,000  40,000
TOTAL TIME DEPOSITS     283,000
REPURCHASE AGREEMENTS - 0.0%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Government Obligations)
 dated 4/30/97 due 5/1/97
  At 5.59%  $ 865  865
TOTAL INVESTMENTS - 100%  $ 9,491,945
Total Cost for Income Tax Purposes   $ 9,491,945
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $318,000,000 or 3.4% of net assets.
3. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At April 30, 1997 the fund had a capital loss carryforward of approximately $2,742,000 of which $211,000, $1,893,000, $476,000 and $162,000 will expire on April 30, 2001. 2002, 2003 and 2004, respectively.
A total of 1.8% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                      $ 9,491,945
agreements of $865) - See accompanying schedule

Cash                                                                           3,282

Receivable for investments sold                                                7

Interest receivable                                                            65,965

 TOTAL ASSETS                                                                  9,561,199

LIABILITIES

Payable for investments purchased                                 $ 257,025

Distributions payable                                              885

Accrued management fee                                             3,643

 TOTAL LIABILITIES                                                             261,553

NET ASSETS                                                                    $ 9,299,646

Net Assets consist of:

Paid in capital                                                               $ 9,302,387

Accumulated net realized gain (loss) on investments                            (2,741)

NET ASSETS, for 9,301,876 shares outstanding                                  $ 9,299,646

NET ASSET VALUE, offering price and redemption price per                       $1.00
share ($9,299,646 (divided by) 9,301,876 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED APRIL 30, 1997

INTEREST INCOME                                                    $ 493,610

EXPENSES

Management fee                                          $ 40,096

Non-interested trustees' compensation                    32

 Total expenses before reductions                        40,128

 Expense reductions                                      (246)      39,882

NET INTEREST INCOME                                                 453,728

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             90

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 453,818

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           APRIL 30,       APRIL 30,
                                                           1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 453,728       $ 451,857
Net interest income

 Net realized gain (loss)                                   90              (161)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            453,818         451,696
 FROM OPERATIONS

Distributions to shareholders from net interest income      (453,728)       (451,857)

Share transactions at net asset value of $1.00 per share    13,164,275      12,078,072
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     441,878         435,783

 Cost of shares redeemed                                    (12,757,142)    (11,698,500)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           849,011         815,355
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   849,101         815,194

NET ASSETS

 Beginning of period                                        8,450,545       7,635,351

 End of period                                             $ 9,299,646     $ 8,450,545


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED APRIL 30,

                                   1997                    1996      1995      1994      1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                 $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment              .051                    .054      .049      .031      .035
Operations
Net interest income



Less Distributions

 From net interest income           (.051)                  (.054)    (.049)    (.031)    (.035)

Net asset value, end of period     $ 1.000                 $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN A                      5.21%                   5.57%     4.97%     3.14%     3.51%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 9,300                 $ 8,451   $ 7,635   $ 6,453   $ 4,542
(in millions)

Ratio of expenses to average        .45%                    .45%      .44% B    .31% B    .30%
net assets

Ratio of expenses to average        .45%                    .42%      .44%      .31%      .30%
net assets after expense                                   C
reductions

Ratio of net interest income to     5.09%                   5.45%     4.89%     3.12%     3.46%
average net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
 interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $228,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $246,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Hereford Street Trust: Spartan Money Market Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Hereford Street Trust: Spartan Money Market Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
May 28, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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MAINE
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Boston, MA
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MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
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MISSOURI
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8885 Ladue Road
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St. Louis, MO
NEW JERSEY
150 Essex Street
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56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
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1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
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New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
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Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
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1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assitant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


SPARTAN


(registered trademark)
(registered trademark)
U.S. GOVERNMENT
MONEY MARKET
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    17   Notes to the financial statements.

REPORT OF INDEPENDENT    23   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Spartan U.S. Government              5.16%    23.51%   43.02%
 Money Market Fund

Government Money Market              4.88%    22.05%   38.96%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on February 5, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of 413 government money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Spartan U.S. Government              5.16%    4.31%    5.07%
 Money Market Fund

Government Money Market              4.88%    4.06%    4.69%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           4/29/97   1/28/97   10/29/96   7/30/96   4/30/96



Spartan U.S. Government    5.18%     5.00%     5.04%      5.04%     5.03%
Money Market Fund



Government Money Market    4.75%     4.63%     4.66%      4.65%     4.57%
Funds Average



                           4/30/97   1/29/97   10/30/96   7/31/96   5/1/96



                           2.64%     2.62%     2.66%      2.69%     2.67%
MMDA




Row: 1, Col: 1, Value: 5.18
Row: 1, Col: 2, Value: 4.75
Row: 1, Col: 3, Value: 2.64
Row: 2, Col: 1, Value: 5.0
Row: 2, Col: 2, Value: 4.63
Row: 2, Col: 3, Value: 2.62
Row: 3, Col: 1, Value: 5.04
Row: 3, Col: 2, Value: 4.659999999999999
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 5.04
Row: 4, Col: 2, Value: 4.649999999999999
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 5.03
Row: 5, Col: 2, Value: 4.57
Row: 5, Col: 3, Value: 2.67
Spartan U.S.
Government
Money Market
 Government
Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a money
market fund. First, the U.S.
Government neither insures
nor guarantees a money
market fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Robert Litterst became Portfolio Manager of Spartan U.S. Government Money Market Fund on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, BOB?
A. At the beginning of the period, the economy was growing slowly, and most investors believed that the Federal Reserve Board would continue the policy it had pursued since January 1996 of lowering short-term interest rates to stimulate growth. However, economic activity picked up sharply in the second quarter, with gross domestic product (GDP) increasing by a strong 4.7%. At that point, market sentiment shifted to an expectation that the Fed would increase rates to slow the economy and head off potential inflation. The Fed adopted a bias toward raising rates at its July Federal Open Market Committee meeting and maintained that stance for the rest of the year. The Fed held off raising rates for two reasons. First, the economy slowed in the third quarter, confirming the Fed's official forecast. Second, statistics showed minimal inflationary pressures building in the economy. However, the Fed became more concerned after the fourth quarter of 1996.
Q. WHY WAS THAT?
A. The economy began to pick up again. As a result, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50% on March 25. In spite of a positive inflation backdrop, strong demand growth and tight labor market conditions made it difficult for the Fed to hold off making its move. The Fed was concerned that if economic strength were sustained at current levels, there might be increased inflation down the road.
Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?
A. Over the year, the fund tended to have a shorter average maturity than its peers. That was primarily because the fund took a neutral approach to the outlook for interest rates. In addition, up to 45% of the fund was invested in variable rate instruments. The yield on these investments is reset periodically to reflect moves in rates in the short-term market. They tend to reduce the average maturity of the fund, but were attractive because they offered a yield advantage. The fund's position in these securities fell to about 26% at the end of the period because they weren't offering as much value and the supply was limited. More recently, I've used a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to one-month securities on the one hand and agency issues with maturities of one year on the other. The one-year notes were attractively valued because they priced in more Fed increases than I felt would occur. The very short-term securities help to balance the maturity of the portfolio.
Q. HOW DID THE FUND PERFORM?
A. On April 30, 1997, the fund's seven-day yield was 5.18%, compared to 5.03% 12 months ago. The fund's total return for the 12 months that ended April 30, 1997, was 5.16%, compared to the average total return of 4.88% for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe the Fed will need to continue to increase interest rates because the economy is growing at a stronger pace than what the Fed prefers to see. At the same time, there are three reasons why I don't think the Fed will embark on the same kind of protracted program of interest rate increases it pursued in 1994, when it raised rates seven times over 12 months for a total increase of 3%. First, inflation presently remains under control. Second, real interest rates are relatively high. Before the Fed began raising rates in 1994 and early 1995, the real fed funds rate - the stated fed funds rate minus inflation - stood at about 0%. Presently, the real fed funds rate is already at 3%. That is a meaningful difference. Finally, the dollar has been strong relative to other major currencies, which tends to reduce economic activity and moderate overall inflation. It appears to me that unless the economy slows dramatically, the Fed will raise rates by at least 0.25% by the beginning of the third quarter. At that point, I expect the Fed to pause and see if the economy slows to a more sustainable pace.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
preservation of capital
START DATE: February 5, 1990
FUND NUMBER: 458
TRADING SYMBOL: SPAXX
SIZE: as of April 30, 1997,
more than $815 million
MANAGER: Robert Litterst,
since April 1997; manager,
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
      DAYS   % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
             4/30/97            10/31/96           4/30/96

  0 - 30      66                 71                 34

 31 - 90      18                 13                 15

 91 - 180     0                  9                  16

181 - 397     16                 7                  35

WEIGHTED AVERAGE MATURITY
                          4/30/97    10/31/96   4/30/96

Spartan U.S. Government
Money Market Fund         63 days    42 days    36 days

Government Money
Market                     47 days   49 days    51 days
Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996

Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 44.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 32.0
Row: 1, Col: 4, Value: 0.0
Federal agency
issues 52%
U.S. Treasury
obligations 4%
Repurchase
agreements 44%
Other 0%
Federal agency
issues 59%
U.S. Treasury
obligations 9%
Repurchase
agreements 32%
Other 0%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investments in Securities


FEDERAL AGENCIES - 52.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.4%
 4/1/98 6.01% $ 10,000,000 $ 9,982,632
 4/1/98 6.05  10,000,000  9,977,941
    19,960,573
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 12.6%
 5/2/97 5.60 (a)  32,000,000  31,989,477
 5/28/97 5.61 (a)  16,000,000  15,995,934
 6/19/97 5.46  15,000,000  14,990,352
 6/27/97 5.60  15,520,000  15,522,654
 3/18/98 5.88 (a)  25,000,000  25,000,000
    103,498,417
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 5.1%
 5/29/97 5.32  9,000,000  8,963,285
 7/25/97 5.41  20,000,000  19,751,139
 7/28/97 5.35  4,000,000  3,949,009
 10/30/97 5.79  10,000,000  9,715,372
    42,378,805
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 1.9%
 3/17/98 5.79  8,000,000  7,989,620
 4/8/98 6.04  8,000,000  7,980,263
    15,969,883
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 4.8%
 7/3/97 5.61  4,970,000  4,921,903
 7/15/97 5.56  10,000,000  9,885,625
 7/18/97 5.56  5,420,000  5,355,529
 7/21/97 5.57  16,395,000  16,192,481
 8/26/97 5.40  3,000,000  2,948,715
    39,304,253
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 19.7%
 5/1/97 5.46 (a)  19,000,000  18,996,925
 5/1/97 5.58 (a)  9,000,000  9,032,556
 5/1/97 5.59 (a)  12,000,000  12,043,364
 5/1/97 5.67 (a)  30,000,000  29,990,642
 5/1/97 5.92 (a)  10,000,000  10,000,000
 5/4/97 5.60 (a)  21,000,000  20,990,588
 5/6/97 5.59 (a)  10,000,000  9,996,877
 6/9/97 5.46 (a)  15,000,000  14,992,063
 6/13/97 5.46 (a)  10,000,000  9,994,612
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS  - CONTINUED
 3/18/98 5.91% $ 7,000,000 $ 6,983,116
 4/15/98 6.06  10,000,000  9,989,004
 4/17/98 6.11  9,000,000  8,984,448
    161,994,195
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 5.9%
 5/21/97 5.31  10,120,000  10,090,483
 5/29/97 5.32  5,170,000  5,148,909
 6/13/97 5.35  14,000,000  13,912,961
 6/17/97 5.37  8,000,000  7,945,114
 7/24/97 5.41  11,825,000  11,679,592
    48,777,059
TOTAL FEDERAL AGENCIES     431,883,185
U.S. TREASURY OBLIGATIONS - 3.8%
U.S. TREASURY BILLS - 2.3%
 3/5/98 5.67  10,000,000  9,541,208
 3/5/98 5.68  10,000,000  9,540,567
    19,081,775
U.S. TREASURY NOTES - 1.5%
 11/15/97 5.46  12,000,000  12,106,656
TOTAL U.S. TREASURY OBLIGATIONS      31,188,431
MEDIUM-TERM NOTES (A) - 0.3%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (B)
 5/15/97 5.81  2,214,343  2,214,343
REPURCHASE AGREEMENTS - 43.5%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (Notes 2 and 3)
 (U.S. Government Obligations):
   dated 4/30/97 due 5/1/97
    At 5.59% $  83,797,018 $ 83,784,000
   dated 4/2/97 due 5/5/97
    At 5.57%   35,178,704  35,000,000
   dated 4/8/97 due 5/5/97
    At 5.54%   8,033,240  8,000,000
   dated 4/8/97 due 5/5/97
    At 5.53%   30,124,425  30,000,000
   dated 4/30/97 due 5/5/97
    At 5.50%   19,014,514  19,000,000
   dated 4/30/97 due 5/5/97
    At 5.50%   12,009,167  12,000,000
   dated 4/8/97 due 5/7/97
    At 5.54%   10,044,628  10,000,000
   dated 4/8/97 due 5/7/97
    At 5.54%   10,044,628  10,000,000
   dated 4/8/97 due 5/8/97
    At 5.53%   20,092,167  20,000,000
   dated 4/23/97 due 5/14/97
    At 5.49%   16,051,240  16,000,000
   dated 4/23/97 due 5/14/97
    At 5.49%   1,003,203  1,000,000
   dated 4/23/97 due 5/14/97
    At 5.52%   8,025,760  8,000,000
   dated 4/30/97 due 5/21/97
    At 5.52%   13,041,860  13,000,000
   dated 4/29/97 due 5/29/97
    At 5.53%   24,110,600  24,000,000
   dated 4/30/97 due 5/30/97
    At 5.55%   17,078,625  17,000,000
   dated 4/30/97 due 5/30/97
    At 5.56%   27,125,100  27,000,000
   dated 4/3/97 due 6/2/97
    At 5.59%   25,232,917  25,000,000
TOTAL REPURCHASE AGREEMENTS      358,784,000
TOTAL INVESTMENTS - 100%   $ 824,069,959
Total Cost for Income Tax Purposes   $ 824,069,959
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank,
 U.S. (as guarantor for
 K.A. Leasing, Ltd.)  7/8/94  $2,214,343
INCOME TAX INFORMATION
At April 30,1997, the fund had a capital loss carryforward of approximately $162,000 of which $11,000, $10,000, $52,000, $53,000 and $36,000 will expire on April 30, 1999, 2001, 2002, 2003 and 2004, respectively.
A total of 22.2% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997

ASSETS

Investment in securities, at value (including                             $ 824,069,959
repurchase agreements of $358,784,000) -
See accompanying schedule

Interest receivable                                                        3,733,557

 TOTAL ASSETS                                                              827,803,516

LIABILITIES

Payable for investments purchased                           $ 9,715,372

Share transactions in process                                1,898,784

Distributions payable                                        114,575

Accrued management fee                                       323,852

 TOTAL LIABILITIES                                                         12,052,583

NET ASSETS                                                                $ 815,750,933

Net Assets consist of:

Paid in capital                                                           $ 815,913,420

Accumulated net realized gain (loss) on investments                        (162,487)

NET ASSETS, for 815,913,420 shares outstanding                            $ 815,750,933

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($815,750,933 (divided by) 815,913,420 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INTEREST INCOME                                                       $ 45,803,806

EXPENSES

Management fee                                          $ 3,765,132

Non-interested trustees' compensation                    5,694

 Total expenses before reductions                        3,770,826

 Expense reductions                                      (16,656)      3,754,170

NET INTEREST INCOME                                                    42,049,636

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                8,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 42,058,507


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           APRIL 30,        APRIL 30,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 42,049,636     $ 40,672,383
Net interest income

 Net realized gain (loss)                                   8,871            (36,511)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            42,058,507       40,635,872
 FROM OPERATIONS

Distributions to shareholders from net interest income      (42,049,636)     (40,672,383)

Share transactions at net asset value of $1.00 per share    995,343,307      809,405,827
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     40,493,872       38,628,312

 Cost of shares redeemed                                    (981,570,366)    (793,716,471)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           54,266,813       54,317,668
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   54,275,684       54,281,157

NET ASSETS

 Beginning of period                                        761,475,249      707,194,092

 End of period                                             $ 815,750,933    $ 761,475,249



FINANCIAL HIGHLIGHTS

                                   YEARS ENDED APRIL 30,

                                   1997                    1996        1995        1994        1993



SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                 $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .050                    .054        .047        .029        .032
Operations
Net interest income



Less Distributions

 From net interest income           (.050)                  (.054)      (.047)      (.029)      (.032)

Net asset value, end of period     $ 1.000                 $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      5.16%                   5.52%       4.79%       2.89%       3.24%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 815,751               $ 761,475   $ 707,194   $ 780,295   $ 897,792
(000 omitted)

Ratio of expenses to average        .45%                    .45%        .45%        .45%        .45%
net assets                                                                         B           B

Ratio of expenses to average        .45%                    .41%        .45%        .45%        .45%
net assets after expense                                   C
reductions

Ratio of net interest income to     5.02%                   5.42%       4.67%       2.85%       3.25%
average net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market Fund(the fund) is a fund of Fidelity Hereford Street Trust(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,214,343 or 0.3% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments are shown in the schedule of investments.The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Dated April 30, 1997, due May 1, 1997 at 5.59%
Number of dealers or banks 5
Maximum amount with one dealer or bank 29.8%
Aggregate principal amount of agreements $840,000,000
Aggregate maturity amount of agreements $840,130,517
Aggregate market value of transferred assets $865,132,746
Coupon rates of transferred assets 6.00% to 13.50%
Maturity dates of transferred assets 3/1/00 to 7/1/36
Dated April 2, 1997, due May 5, 1997 at 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,021,167
Aggregate market value of transferred assets $207,134,518
Coupon rates of transferred assets 5.00% to 9.50%
Maturity dates of transferred assets 6/1/97 to 12/1/34
Dated April 8, 1997, due May 5, 1997 at 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $45,000,000
Aggregate maturity amount of agreements $45,186,975
Aggregate market value of transferred assets $46,712,286
Coupon rates of transferred assets 6.81% to 7.77%
Maturity dates of transferred assets 3/1/23 to 4/1/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated April 8, 1997, due May 5, 1997 at 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $301,244,250
Aggregate market value of transferred assets $309,000,001
Coupon rates of transferred assets 4.75% to 14.00%
Maturity dates of transferred assets 5/15/97 to 6/1/36
Dated April 30, 1997, due May 5, 1997 at 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $125,000,000
Aggregate maturity amount of agreements $125,095,486
Aggregate market value of transferred assets $130,111,739
Coupon rates of transferred assets 5.50% to 13.25%
Maturity dates of transferred assets 8/1/00 to 4/1/31
Dated April 30, 1997, due May 5, 1997 at 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,152,778
Aggregate market value of transferred assets $205,759,789
Coupon rates of transferred assets 5.00% to 7.50%
Maturity dates of transferred assets 12/1/98 to 8/1/33
Dated April 8, 1997, due May 7, 1997 at 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,446,278
Aggregate market value of transferred assets $103,000,000
Coupon rates of transferred assets 5.50% to 8.50%
Maturity dates of transferred assets 5/1/22 to 12/20/26
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated April 8, 1997, due May 7, 1997 at 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,446,278
Aggregate market value of transferred assets $102,347,353
Coupon rates of transferred assets 5.25% to 9.00%
Maturity dates of transferred assets 5/15/98 to 7/31/98
Dated April 8, 1997, due May 8, 1997 at 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,921,667
Aggregate market value of transferred assets $205,530,631
Coupon rates of transferred assets 5.75% to 12.50%
Maturity dates of transferred assets 11/15/98 to 3/1/35
Dated April 23, 1997, due May 14, 1997 at 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $20,000,000
Aggregate maturity amount of agreements $20,064,050
Aggregate market value of transferred assets $21,467,726
Coupon rates of transferred assets 6.50% to 9.00%
Maturity dates of transferred assets 5/1/02 to 4/1/27
Dated April 23, 1997, due May 14, 1997 at 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $125,000,000
Aggregate maturity amount of agreements $125,400,313
Aggregate market value of transferred assets $127,641,068
Coupon rates of transferred assets 4.75% to 5.875%
Maturity dates of transferred assets 10/31/98 to 12/31/98
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated April 23, 1997, due May 14, 1997 at 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $50,000,000
Aggregate maturity amount of agreements $50,161,000
Aggregate market value of transferred assets $51,758,103
Coupon rates of transferred assets 6.74% to 8.02%
Maturity dates of transferred assets 12/1/23 to 9/1/30
Dated April 30, 1997, due May 21, 1997 at 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $80,000,000
Aggregate maturity amount of agreements $80,257,600
Aggregate market value of transferred assets $82,402,281
Coupon rates of transferred assets 5.93% to 7.65%
Maturity dates of transferred assets 10/1/24 to 11/1/30
Dated April 29, 1997, due May 29, 1997 at 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $251,152,083
Aggregate market value of transferred assets $258,816,356
Coupon rates of transferred assets 6.01% to 11.50%
Maturity dates of transferred assets 12/1/03 to 4/1/27
Dated April 30, 1997, due May 30, 1997 at 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,462,500
Aggregate market value of transferred assets $103,002,652
Coupon rates of transferred assets 5.75% to 13.00%
Maturity dates of transferred assets 9/1/00 to 6/1/29
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated April 30, 1997, due May 30, 1997 at 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $251,158,333
Aggregate market value of transferred assets $256,913,288
Coupon rates of transferred assets 5.75% to 12.50%
Maturity dates of transferred assets 11/15/98 to 3/1/35
Dated April 3, 1997, due June 2, 1997 at 5.59%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $252,329,167
Aggregate market value of transferred assets $258,579,653
Coupon rates of transferred assets 6.07% to 8.26%
Maturity dates of transferred assets 2/2/02 to 1/1/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $18,916 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $16,656 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Hereford Street Trust: Spartan U.S. Government Money Market Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included con-
firmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Hereford Street Trust: Spartan U.S. Government Money Market Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
May 28, 1997
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE